Going Concern (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Accumulated deficit	$ 5,787,370	$ 1,828,041	$ 114,018
Working capital deficit	$ 106,224